IronBridge Skyline Fund (Prospectus Summary) | IronBridge Skyline Fund
IRONBRIDGE SKYLINE FUND
Investment Objective.
The investment objective of the IronBridge Skyline Fund ("Skyline Fund") is capital appreciation.
Portfolio Fees and Expenses.
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Skyline Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)		IronBridge Skyline Fund
Maximum Sales Charge (Load) Imposed on Purchases		none
Maximum Deferred Sales Charge (Load)		none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none
Exchange Fee		none
Maximum Account Fee	[1]	15
[1]	A service fee of $15 may be imposed for shares redeemed by wire.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		IronBridge Skyline Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.23%
Total Annual Fund Operating Expenses		1.13%
Fee Waiver	[1]	(0.13%)
Total Annual Fund Operating Expenses after Fee Waiver		1.00%
[1]	The Adviser has contractually agreed to reduce its compensation due from and/or assume expenses of the Skyline Fund to the extent necessary to ensure that the Skyline Fund's operating expenses (excluding taxes, interest, brokerage commissions and acquired fund fees and expenses, if any, and other extraordinary expenses) do not exceed 1.00% of the Skyline Fund's average net assets. The fee waiver and expense reimbursement agreement is in effect until November 1, 2013, with successive renewal terms of one year thereafter unless terminated by the Company or the Adviser prior to any such renewal. Prior to November 1, 2013, the expense cap agreement can only be terminated by the Company's Board of Directors. To the extent the Adviser waives its compensation and/or absorbs expenses to satisfy the expense cap, it may seek repayment by the Skyline Fund of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the respective expense caps.

Expense Example.
This Example is intended to help you compare the cost of investing in the
Skyline Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Skyline Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Skyline Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares in:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
IronBridge Skyline Fund	102	346	610	1,363

Portfolio Turnover.
The Skyline Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Skyline Fund's portfolio turnover rate was 31% of the average value of its portfolio.
Principal Investment Strategies.
The Skyline Fund seeks to achieve its investment objective by investing primarily, under normal market conditions, in common equity stocks of companies that have market capitalizations between $100 million and $10 billion, measured at the time of purchase.  The Skyline Fund may invest in American Depository
Receipts and/or Global Depository Receipts. For the purposes of the foregoing principal investment strategy, the Company interprets "investing primarily, under normal market conditions" to mean that, under normal market conditions, at least 50% of the Skyline Fund's portfolio, when measured at the time of purchase, will be invested in accordance with the strategy above.

The Adviser actively manages the Skyline Fund by applying an economic return framework.  This is a valuation model that uses cash flow, rather than traditional accounting measures such as corporate performance, earnings and book value, to determine a company's value.  The Adviser uses this methodology to identify attractively-priced companies, and as a result, the Skyline Fund invests primarily in growth and value-style equity securities.
Principal Investment Risks.
Market Risk. The general level of stock prices as a whole could decline, causing a decline in the value of your investment.

Market Event Risk. During 2008 and 2009, extreme market events caused unprecedented market volatility and resulted in significant drops in equity valuations. Financial markets continue to experience higher than usual volatility, and there is no guaranty that events similar to 2008 and 2009 will not happen again.

Small-to-Medium Capitalization Risks. Securities of companies with small-to-medium market capitalizations are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers.

Stock Selection Risk. Individual stocks may decline in value or not increase in value, even when the stock market in general is rising.

Liquidity Risk. The Adviser may not be able to sell the Skyline Fund's securities at a time or at a price would benefit the Fund.

Equity Securities Risk. Common equity stocks are subject to greater volatility and chance of decline than other securities, such as fixed-income securities.

Management Risk. There is no guaranty that the Adviser will choose investments that increase in value.

Growth Investing Risk. Growth companies are generally more susceptible than established companies to market events and sharp declines in value.

Value Investing Risk. Value stocks may not increase in price, may not issue the anticipated stock dividends or may decline in price, based upon the market's belief of the issuer's intrinsic worth.

American Depository Receipt (ADR) / Global Depository Receipt (GDR) Risk. ADRs
are receipts issued by US banks evidencing ownership in securities of foreign issuers, and GDRs are receipts issued by banks in more than one country evidencing ownership in securities of foreign issuers.  Securities of foreign issuers, and consequently ADRs and GDRs, may decrease in value due to changes in currency exchange rates, the economic climate in the issuer's home country or for a variety of other reasons.

Loss of Money Risk. Loss of money is a risk of investing in the Skyline Fund.
Performance.
The bar chart and table below show how the Skyline Fund has performed in the past and provides some indication of the risks of investing in the Skyline
Fund. The table shows how the performance of the Skyline Fund has varied from year to year as compared with the performance of the Russell 2500® Index, a securities index that measures the performance of the small-to-medium capitalization segment of the U.S. equity universe. Keep in mind that past performance (before and after taxes) may not indicate how well the Skyline Fund will perform in the future. Updated performance information can be found on our
Web site at www.ironbridgefunds.net or by calling toll-free to 1-877-861-7714.
Calendar Year Total Returns Annual Total Returns for Skyline Fund for the years ended December 31,	[1]

During the periods shown above, the highest return for the Skyline Fund for a calendar quarter was 12.15% (quarter ended December 31, 2011) and the lowest return for a calendar quarter was (20.24)% (quarter ended September 30,2011).
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
IronBridge Skyline Fund	Return Before Taxes	(2.81%)	(2.02%)	Dec. 10, 2010
IronBridge Skyline Fund After Taxes on Distributions	Return After Taxes on Distributions	(5.18%)	(4.31%)	Dec. 10, 2010
IronBridge Skyline Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.25%)	(2.37%)	Dec. 10, 2010
IronBridge Skyline Fund Russell 2500® Index	Russell 2500® Index	(2.51%)	(1.05%)	Dec. 10, 2010

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
After-tax returns are not relevant if you hold your Skyline Fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account
(IRA) or 529 college savings plan.

[1]	For the nine-month period ended September 30, 2012, the Skyline Fund had a return of 10.10%.